Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Trade and Other Receivables [line items]
Brazilian tax credits and interest receivables	$ 1,257		$ 997
Trade receivables [member]
Trade and Other Receivables [line items]
Impairment losses	$ 25	$ 122